JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.8%
General Dynamics Corp.	1,235	181,224
Raytheon Technologies Corp.	4,266	241,797
Textron, Inc.	2,238	78,195

		501,216

Automobiles & Parts — 1.8%
BorgWarner, Inc.	3,920	143,472
Ford Motor Co.	34,292	226,670
General Motors Co.	7,034	175,076
Gentex Corp.	5,525	149,120
Genuine Parts Co.	1,915	172,637
Harley-Davidson, Inc.	5,008	130,358
Lear Corp.	1,373	151,552

		1,148,885

Banks — 6.4%
Associated Banc-Corp.	5,498	70,594
Bank of America Corp.	4,644	115,543
Bank OZK(a)	3,553	85,450
BOK Financial Corp.	1,191	66,339
Citigroup, Inc.	10,224	511,302
Citizens Financial Group, Inc.	6,599	163,721
Comerica, Inc.	2,421	93,257
Fifth Third Bancorp	8,539	169,584
First Hawaiian, Inc.	2,666	46,335
First Horizon National Corp.	8,481	78,619
FNB Corp.	14,831	109,898
Huntington Bancshares, Inc.	13,063	121,094
KeyCorp	13,811	165,870
M&T Bank Corp.	1,160	122,902
New York Community Bancorp, Inc.	15,181	159,856
PacWest Bancorp	4,995	91,284
People’s United Financial, Inc.	9,102	98,211
PNC Financial Services Group, Inc. (The)	3,086	329,184
Popular, Inc. (Puerto Rico)	3,277	121,609
Regions Financial Corp.	15,017	163,085
Sterling Bancorp	5,271	59,299
Synovus Financial Corp.	4,117	82,957
Truist Financial Corp.	7,033	263,456
Umpqua Holdings Corp.	10,174	110,388
Webster Financial Corp.	2,081	56,749
Wells Fargo & Co.	21,735	527,291
Zions Bancorp NA	2,705	87,831

		4,071,708

Beverages — 0.5%
Keurig Dr Pepper, Inc.(a)	5,358	163,901
Molson Coors Beverage Co., Class B	3,416	128,168

		292,069

Chemicals — 1.1%
Cabot Corp.	1,299	47,388
CF Industries Holdings, Inc.	2,493	78,106
Chemours Co. (The)	5,240	97,097
Eastman Chemical Co.	2,111	157,544
Huntsman Corp.	4,207	77,829
LyondellBasell Industries NV, Class A	2,780	173,806
Olin Corp.	4,456	50,085

		681,855

Construction & Materials — 0.8%
Carrier Global Corp.	4,179	113,836
MDU Resources Group, Inc.	1,209	25,365
Owens Corning	2,695	162,966
Trane Technologies plc	1,578	176,531

		478,698

Electricity — 2.2%
Avangrid, Inc.	2,465	122,732
Consolidated Edison, Inc.	2,911	223,652
Exelon Corp.	7,027	271,313
Hawaiian Electric Industries, Inc.	2,609	94,602
OGE Energy Corp.	2,163	71,163
Pinnacle West Capital Corp.	928	77,098
PPL Corp.	7,317	194,779
Public Service Enterprise Group, Inc.	2,780	155,513
Southern Co. (The)	3,775	206,153

		1,417,005

Electronic & Electrical Equipment — 1.6%
Avnet, Inc.	2,083	55,658
Corning, Inc.	7,502	232,562
Emerson Electric Co.	4,293	266,209
Hubbell, Inc.	1,198	161,694
nVent Electric plc	6,224	113,028
Regal Beloit Corp.	1,678	154,325

		983,476

Financial Services — 4.1%
Ally Financial, Inc.	5,378	108,098
Bank of New York Mellon Corp. (The)	7,261	260,307
Capital One Financial Corp.	3,878	247,416
Equitable Holdings, Inc.	5,170	105,778
Franklin Resources, Inc.	4,674	98,388
Goldman Sachs Group, Inc. (The)	2,160	427,594
Invesco Ltd.	10,012	100,520
Jefferies Financial Group, Inc.	6,529	105,770
Legg Mason, Inc.	3,185	159,218
MGIC Investment Corp.	9,606	79,442
Morgan Stanley	7,978	389,965
OneMain Holdings, Inc.(a)	2,583	74,132
Santander Consumer USA Holdings, Inc.(a)	4,404	80,857
State Street Corp.	3,838	244,826
Synchrony Financial	5,654	125,123

		2,607,434

Fixed Line Telecommunications — 1.7%
AT&T, Inc.	21,239	628,250
CenturyLink, Inc.	6,502	62,744
Verizon Communications, Inc.	6,916	397,532

		1,088,526

Food & Drug Retailers — 2.2%
AmerisourceBergen Corp.	1,479	148,181
CVS Health Corp.	6,923	435,734
Kroger Co. (The)	6,710	233,441
McKesson Corp.	956	143,553
Sprouts Farmers Market, Inc.*	2,825	74,523
Sysco Corp.	2,821	149,090
Walgreens Boots Alliance, Inc.	5,661	230,459

		1,414,981

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Food Producers — 2.3%
Archer-Daniels-Midland Co.	5,225	223,787
Conagra Brands, Inc.	4,335	162,346
Flowers Foods, Inc.	5,882	133,815
General Mills, Inc.	4,274	270,416
Ingredion, Inc.	1,696	146,704
JM Smucker Co. (The)	1,490	162,932
Kraft Heinz Co. (The)	6,481	222,817
Tyson Foods, Inc., Class A	2,681	164,747

		1,487,564

Forestry & Paper — 0.2%
International Paper Co.	3,290	114,459

Gas, Water & Multiutilities — 0.8%
CenterPoint Energy, Inc.	2,836	53,912
Duke Energy Corp.	4,266	361,501
National Fuel Gas Co.	1,929	78,260

		493,673

General Industrials — 2.1%
Carlisle Cos., Inc.	1,147	136,585
Eaton Corp. plc	2,978	277,341
Graphic Packaging Holding Co.	9,434	131,510
Packaging Corp. of America	1,556	149,563
Parker-Hannifin Corp.	1,169	209,158
Silgan Holdings, Inc.	3,921	149,978
Sonoco Products Co.	2,549	131,885
Westrock Co.	5,069	136,153

		1,322,173

General Retailers — 5.2%
Advance Auto Parts, Inc.	671	100,744
AutoNation, Inc.*	3,169	162,696
Best Buy Co., Inc.	2,434	242,402
Dick’s Sporting Goods, Inc.	3,516	160,400
Dollar General Corp.	1,212	230,765
eBay, Inc.	3,703	204,702
Foot Locker, Inc.	4,022	118,207
Gap, Inc. (The)(a)	9,866	131,908
Graham Holdings Co., Class B	184	73,300
H&R Block, Inc.	6,785	98,382
Kohl’s Corp.	3,959	75,379
Nordstrom, Inc.(a)	4,137	56,636
Penske Automotive Group, Inc.	3,001	134,505
Qurate Retail, Inc., Series A*	16,160	176,306
Service Corp. International	2,152	93,311
Target Corp.	2,930	368,828
Walmart, Inc.	5,488	710,147
Williams-Sonoma, Inc.	1,752	152,634

		3,291,252

Health Care Equipment & Services — 6.5%
Anthem, Inc.	1,392	381,129
Baxter International, Inc.	1,594	137,690
Becton Dickinson and Co.	1,493	420,041
Cigna Corp.	2,019	348,661
Hill-Rom Holdings, Inc.	1,355	131,733
Humana, Inc.	808	317,099
Medtronic plc	6,487	625,866
Quest Diagnostics, Inc.	1,541	195,815
UnitedHealth Group, Inc.	3,983	1,205,973
Universal Health Services, Inc., Class B	1,408	154,739
Zimmer Biomet Holdings, Inc.	1,480	199,593

		4,118,339

Household Goods & Home Construction — 2.0%
Leggett & Platt, Inc.(a)	2,446	98,060
Lennar Corp., Class A	3,050	220,668
Mohawk Industries, Inc.*	711	56,773
Newell Brands, Inc.	7,971	130,724
PulteGroup, Inc.	4,369	190,488
Stanley Black & Decker, Inc.	1,497	229,520
Toll Brothers, Inc.	4,094	156,391
Whirlpool Corp.(a)	1,223	199,496

		1,282,120

Industrial Engineering — 3.4%
AGCO Corp.	2,047	134,345
Allison Transmission Holdings, Inc.	3,304	123,437
Caterpillar, Inc.	2,754	365,952
Crane Co.	1,952	110,425
Cummins, Inc.	1,285	248,339
Dover Corp.	1,801	185,377
Oshkosh Corp.	1,960	154,291
PACCAR, Inc.	2,953	251,241
Pentair plc	3,708	158,888
Snap-on, Inc.	1,130	164,833
Timken Co. (The)	3,135	143,144
Trinity Industries, Inc.(a)	6,436	125,695

		2,165,967

Industrial Metals & Mining — 0.6%
Nucor Corp.	3,649	153,076
Reliance Steel & Aluminum Co.	1,503	147,685
Steel Dynamics, Inc.	3,735	102,376

		403,137

Industrial Transportation — 1.5%
Macquarie Infrastructure Corp.	3,727	111,661
Norfolk Southern Corp.	1,673	321,567
Ryder System, Inc.	989	36,227
Schneider National, Inc., Class B	3,391	85,216
Union Pacific Corp.	2,157	373,916

		928,587

Leisure Goods — 0.3%
Thor Industries, Inc.	1,617	184,322

Life Insurance — 1.4%
Lincoln National Corp.	3,480	129,700
MetLife, Inc.	7,273	275,283
Principal Financial Group, Inc.	4,223	179,182
Prudential Financial, Inc.	3,676	232,948
Unum Group	5,287	91,095

		908,208

Media — 3.9%
Comcast Corp., Class A	20,771	888,999
Discovery, Inc., Class A*(a)	5,054	106,639
DISH Network Corp., Class A*	4,774	153,293
Dolby Laboratories, Inc., Class A	928	64,589
Fox Corp., Class A	5,439	140,163
Fox Corp., Class B	4,831	124,495
Interpublic Group of Cos., Inc. (The)	7,855	141,783
John Wiley & Sons, Inc., Class A	2,198	74,358

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,628	126,944
Lions Gate Entertainment Corp., Class A*(a)	8,574	65,677
Nexstar Media Group, Inc., Class A(a)	1,359	119,116
Nielsen Holdings plc	6,669	96,234
Omnicom Group, Inc.	2,861	153,721
ViacomCBS, Inc.(a)	7,665	199,827

		2,455,838

Nonlife Insurance — 1.2%
American International Group, Inc.	5,860	188,340
Assured Guaranty Ltd.	3,910	85,355
First American Financial Corp.	3,142	160,274
Mercury General Corp.	1,808	77,581
Old Republic International Corp.	8,128	130,617
Reinsurance Group of America, Inc.	1,295	110,399

		752,566

Oil & Gas Producers — 2.3%
Chevron Corp.	4,589	385,201
ConocoPhillips	1,055	39,446
Exxon Mobil Corp.	13,863	583,355
HollyFrontier Corp.	2,472	67,980
Marathon Petroleum Corp.	5,227	199,671
Valero Energy Corp.	3,124	175,663

		1,451,316

Oil Equipment, Services & Distribution — 0.2%
Helmerich & Payne, Inc.	1,699	30,293
Kinder Morgan, Inc.	5,713	80,553

		110,846

Personal Goods — 1.0%
Capri Holdings Ltd.*	4,525	67,785
Hanesbrands, Inc.	11,457	161,887
Nu Skin Enterprises, Inc., Class A	2,928	131,321
PVH Corp.	1,810	88,075
Ralph Lauren Corp.	1,478	105,381
Tapestry, Inc.	6,573	87,815

		642,264

Pharmaceuticals & Biotechnology — 7.0%
Abbott Laboratories	1,613	162,332
Alexion Pharmaceuticals, Inc.*	1,144	117,249
Amgen, Inc.	2,235	546,837
Gilead Sciences, Inc.	6,491	451,319
Johnson & Johnson	8,164	1,189,985
Merck & Co., Inc.	10,617	851,908
Perrigo Co. plc	2,004	106,252
Pfizer, Inc.	24,900	958,152
United Therapeutics Corp.*	667	74,351

		4,458,385

Real Estate Investment Trusts — 2.5%
AGNC Investment Corp.	11,513	156,577
Annaly Capital Management, Inc.	22,250	164,873
Apple Hospitality REIT, Inc.	7,478	65,956
Brandywine Realty Trust	7,103	76,925
Brixmor Property Group, Inc.	5,566	64,065
EPR Properties	2,459	70,401
Kimco Realty Corp.	9,764	108,869
Medical Properties Trust, Inc.	9,424	189,705
New Residential Investment Corp.	11,275	89,411
Omega Healthcare Investors, Inc.	4,796	155,294
Park Hotels & Resorts, Inc.	5,777	47,776
SL Green Realty Corp.(a)	1,919	89,234
Starwood Property Trust, Inc.	7,913	118,299
Vornado Realty Trust	2,573	88,820
Weingarten Realty Investors	3,857	65,800

		1,552,005

Software & Computer Services — 10.7%
Akamai Technologies, Inc.*	1,763	198,232
Alphabet, Inc., Class A*	619	921,041
Amdocs Ltd.	2,457	152,580
Arista Networks, Inc.*	633	164,434
CACI International, Inc., Class A*	419	87,077
CDK Global, Inc.	114	5,182
Cerner Corp.	2,440	169,458
Change Healthcare, Inc.*	5,706	66,532
Citrix Systems, Inc.	1,160	165,602
Cognizant Technology Solutions Corp., Class A	4,109	280,727
Dell Technologies, Inc., Class C*	2,259	135,156
DXC Technology Co.	5,156	92,344
F5 Networks, Inc.*	772	104,915
Hewlett Packard Enterprise Co.	15,721	155,166
International Business Machines Corp.	4,458	548,066
Leidos Holdings, Inc.	1,671	159,012
LogMeIn, Inc.	1,613	138,412
Microsoft Corp.	6,627	1,358,601
National Instruments Corp.	1,165	41,357
NCR Corp.*	3,802	70,071
NortonLifeLock, Inc.	7,471	160,253
Nuance Communications, Inc.*(a)	5,372	146,924
Oracle Corp.	9,998	554,389
Premier, Inc., Class A*	2,406	84,138
Roper Technologies, Inc.	524	226,604
Science Applications International Corp.	893	71,422
SS&C Technologies Holdings, Inc.	2,366	136,045
Teradata Corp.*	2,285	47,985
Twitter, Inc.*	5,515	200,746
VMware, Inc., Class A*(a)	855	119,880

		6,762,351

Support Services — 1.3%
ADT, Inc.(a)	15,097	129,985
Alliance Data Systems Corp.	1,522	67,516
Johnson Controls International plc	6,586	253,429
ManpowerGroup, Inc.	1,989	136,824
MSC Industrial Direct Co., Inc., Class A	1,918	126,607
Robert Half International, Inc.	1,677	85,309

		799,670

Technology Hardware & Equipment — 16.6%
Analog Devices, Inc.	2,499	287,010
Apple, Inc.	3,820	1,623,653
Applied Materials, Inc.	5,711	367,389
Broadcom, Inc.	1,947	616,712
CDW Corp.	1,440	167,400
Ciena Corp.*	2,330	138,658
Cirrus Logic, Inc.*	1,042	71,408
Cisco Systems, Inc.	19,123	900,693
CommScope Holding Co., Inc.*	6,536	60,654

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Entegris, Inc.(a)	2,436	175,173
HP, Inc.	12,477	219,346
Intel Corp.	18,465	881,334
Juniper Networks, Inc.	6,259	158,853
KLA Corp.	1,290	257,781
L3Harris Technologies, Inc.	1,443	242,900
Lam Research Corp.	1,005	379,046
Lumentum Holdings, Inc.*	1,091	101,278
Marvell Technology Group Ltd.(a)	4,198	153,101
Maxim Integrated Products, Inc.	3,127	212,917
Microchip Technology, Inc.	1,804	183,521
Micron Technology, Inc.*	6,843	342,526
MKS Instruments, Inc.	1,357	172,936
Motorola Solutions, Inc.	1,083	151,403
NetApp, Inc.	2,916	129,179
ON Semiconductor Corp.*	5,380	110,828
Qorvo, Inc.*	1,539	197,223
QUALCOMM, Inc.	5,678	599,654
Skyworks Solutions, Inc.	1,667	242,682
SYNNEX Corp.	1,231	153,555
Teradyne, Inc.	2,446	217,596
Texas Instruments, Inc.	4,621	589,409
Western Digital Corp.	3,589	154,686
Xerox Holdings Corp.	4,710	78,422
Xilinx, Inc.	1,841	197,631

		10,536,557

Tobacco — 0.7%
Altria Group, Inc.	10,321	424,709

Travel & Leisure — 2.8%
Alaska Air Group, Inc.	3,179	109,485
Aramark	4,246	89,675
Carnival Corp.(a)	5,514	76,534
Copa Holdings SA, Class A (Panama)(a)	1,668	69,122
Darden Restaurants, Inc.	1,249	94,799
Delta Air Lines, Inc.	5,241	130,868
Extended Stay America, Inc.	6,519	74,382
Hyatt Hotels Corp., Class A(a)	1,222	58,656
JetBlue Airways Corp.*	8,537	88,273
Las Vegas Sands Corp.	3,652	159,373
MGM Resorts International	7,508	120,804
Royal Caribbean Cruises Ltd.(a)	2,399	116,855
Sabre Corp.	9,655	72,992
Six Flags Entertainment Corp.	2,836	49,318
Southwest Airlines Co.	4,734	146,233
United Airlines Holdings, Inc.*	3,110	97,592
Vail Resorts, Inc.	447	85,837
Wyndham Destinations, Inc.	3,330	88,578
Wyndham Hotels & Resorts, Inc.	1,643	72,555

		1,801,931

TOTAL COMMON STOCKS (Cost $65,793,406)		63,134,092

SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c) (Cost $76,091)	76,091	76,091

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(b)(c)	1,499,550	1,500,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(b)(c)	746,057	746,057

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $2,246,057)		2,246,057

TOTAL SHORT-TERM INVESTMENTS (Cost $2,322,148)		2,322,148

Total Investments — 103.4% (Cost $68,115,554)		65,456,240
Liabilities in Excess of Other Assets — (3.4%)		(2,155,064)

Net Assets — 100.0%		63,301,176

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $2,168,533.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	12	09/2020	USD	195,885	4,094

Abbreviations

USD	United States Dollar

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$65,456,240	$—	$—	$65,456,240

Appreciation in Other Financial Instruments
Futures Contracts(a)	$4,094	$—	$—	$4,094

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$—	$1,500,000	$—	$—	$—	$1,500,000	1,499,550	$311	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	368,753	18,887,399	18,510,095	—	—	746,057	746,057	4,682	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	154,371	3,822,828	3,901,108	—	—	76,091	76,091	1,106	—

Total	$523,124	$24,210,227	$22,411,203	$—	$—	$2,322,148		$6,099	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.